Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes Additional Information [Abstract]
Federal statutory rate	35.00%
Unrecognized tax positions that if recognized would impact the effective tax rate	$ 234	$ 165	$ 192
Unrecognized tax positions as a component of income taxes expense, accrued interest	37
Unrecognized tax positions as a component of income tax expense, recorded in interest	7	$ (1)	$ 4
Federal, state and foreign net operating loss carryforwards	$ 1,300
Federal, state and foreign net operating loss carryforwards expiration term	Dec. 31, 2036
Base year reserves included in retained earnings of acquired thrift institutions for which no deferred federal income tax liability has been recognized	$ 102
Federal [Member]
Income Taxes Additional Information [Abstract]
Credit carryforwards	$ 794
Credit carryforwards expiration term	Dec. 31, 2036